HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042	HV-3574 – PremierSolutions Standard
333-72042	HV-3572 – PremierSolutions State of Connecticut

Supplement dated March 11, 2011 to your Prospectus

FUND OBJECTIVE CHANGE

JANUS WORLDWIDE FUND – CLASS S

Effective May 16, 2011, the investment objective for the Janus Worldwide Fund – Class S is deleted and replaced with:

Seeks long-term growth of capital.

The Prospectus is amended to reflect the above change.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.